Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Funds Trust
Entity Central Index Key	0000088525
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Active INvestment Series (GAINS)-Core Plus Fund
Class Name	SMA Class
Trading Symbol	GUCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Core Plus Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$1	0.02%[2]

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (SMA Class shares) returned 3.50%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund, which comprises 40% of a broader retail Core Plus SMA strategy, returned 3.50%. Positive performance was driven by carry (or earned income), while credit positioning was a minor detractor as spreads widened moderately over the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Core Plus Fund	3.50%	4.45%
Bloomberg U.S. Aggregate Bond Index	-0.37%	0.91%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,741,808
Holdings Count | shares	246
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,741,808
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	26.7%
AA	18.1%
A	21.8%
BBB	13.0%
BB	9.6%
B	3.3%
NR3	2.6%
Other Instruments	4.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Owl Rock CLO X LLC, 6.74%	6.7%
Owl Rock CLO X LLC	4.7%
Uniform MBS 15 Year	3.5%
Slam Ltd., 5.34%	3.5%
Fannie Mae, 7.00%	2.2%
BCRED CLO LLC, 5.98%	1.8%
AGL CLO 39 Ltd.	1.8%
Navigator Aviation Ltd., 5.40%	1.2%
PRPM LLC, 4.74%	1.1%
Cross Mortgage Trust, 5.99%	1.1%
Top 10 Total	27.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Owl Rock CLO X LLC, 6.74%	6.7%
Owl Rock CLO X LLC	4.7%
Uniform MBS 15 Year	3.5%
Slam Ltd., 5.34%	3.5%
Fannie Mae, 7.00%	2.2%
BCRED CLO LLC, 5.98%	1.8%
AGL CLO 39 Ltd.	1.8%
Navigator Aviation Ltd., 5.40%	1.2%
PRPM LLC, 4.74%	1.1%
Cross Mortgage Trust, 5.99%	1.1%
Top 10 Total	27.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund
Class Name	SMA Class
Trading Symbol	GULDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$1	0.02%[2]

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (SMA Class shares) returned 1.58%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund, which comprises 40% of a broader retail Limited Duration SMA strategy, returned 1.58%. Positive performance was driven by carry (or earned income), while credit positioning was a minor detractor as spreads widened moderately over the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Limited Duration Fund	1.58%	2.50%
Bloomberg U.S. Aggregate Bond Index	-0.37%	0.91%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,923,726
Holdings Count | shares	162
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,923,726
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	41.8%
AA	13.8%
A	17.6%
BBB	6.6%
BB	5.7%
B	2.2%
NR3	2.3%
Other Instruments	10.0%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Owl Rock CLO X LLC, 6.74%	6.3%
Owl Rock CLO X LLC	4.4%
Uniform MBS 15 Year	3.5%
Slam Ltd., 5.34%	3.0%
Owl Rock CLO III Ltd., 6.14%	1.9%
Fannie Mae, 7.00%	1.8%
ALTDE Trust, 5.90%	1.6%
Gilead Aviation LLC, 5.79%	1.6%
AASET, 5.94%	1.6%
BCRED CLO LLC, 5.98%	1.6%
Top 10 Total	27.3%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Owl Rock CLO X LLC, 6.74%	6.3%
Owl Rock CLO X LLC	4.4%
Uniform MBS 15 Year	3.5%
Slam Ltd., 5.34%	3.0%
Owl Rock CLO III Ltd., 6.14%	1.9%
Fannie Mae, 7.00%	1.8%
ALTDE Trust, 5.90%	1.6%
Gilead Aviation LLC, 5.79%	1.6%
AASET, 5.94%	1.6%
BCRED CLO LLC, 5.98%	1.6%
Top 10 Total	27.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class A
Trading Symbol	SIUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$38	0.76%[2]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.28%	5.72%	0.79%	2.29%
Class A (with sales charge)‡	-3.71%	1.51%	-0.03%	1.79%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,268,912,549
Holdings Count | shares	966
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class C
Trading Symbol	SDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$75	1.50%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.09%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.09%	4.96%	0.06%	1.55%
Class C (with CDSC)§	-1.07%	3.96%	0.06%	1.55%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,268,912,549
Holdings Count | shares	966
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class P
Trading Symbol	SIUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$38	0.76%[2]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 0.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	0.28%	5.71%	0.79%	2.32%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,268,912,549
Holdings Count | shares	966
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Institutional Class
Trading Symbol	GIUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$23	0.47%[2]

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 0.43%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	0.43%	6.03%	1.09%	2.59%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,268,912,549
Holdings Count | shares	966
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class A
Trading Symbol	GIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$52	1.03%[2]

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 2.19%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.19%	5.03%	8.04%	4.08%
Class A (with sales charge)‡	-0.88%	1.88%	7.39%	3.57%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 831,698,944
Holdings Count | shares	328
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class C
Trading Symbol	GIFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$90	1.78%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.81%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.81%	4.26%	7.25%	3.31%
Class C (with CDSC)§	0.83%	3.29%	7.25%	3.31%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 831,698,944
Holdings Count | shares	328
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class P
Trading Symbol	GIFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$52	1.03%[2]

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 2.19%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	2.19%	5.03%	8.04%	4.04%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.93%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 831,698,944
Holdings Count | shares	328
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Institutional Class
Trading Symbol	GIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$40	0.79%[2]

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 2.31%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	2.31%	5.28%	8.29%	4.32%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 831,698,944
Holdings Count | shares	328
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class R6
Trading Symbol	GIFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$40	0.79%[2]

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 2.30%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (3.13.19)
Class R6	2.30%	5.27%	8.33%	4.92%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.30%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	5.52%

Performance Inception Date	Mar. 13, 2019
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 831,698,944
Holdings Count | shares	328
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class A
Trading Symbol	SIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$46	0.91%[2]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.66%	6.50%	7.14%	4.54%
Class A (with sales charge)‡	-3.36%	2.25%	6.26%	4.04%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 179,046,959
Holdings Count | shares	333
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class C
Trading Symbol	SIHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$83	1.66%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 0.31%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.31%	5.71%	6.29%	3.75%
Class C (with CDSC)§	-0.67%	4.72%	6.29%	3.75%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 179,046,959
Holdings Count | shares	333
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class P
Trading Symbol	SIHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$46	0.91%[2]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 0.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	0.66%	6.51%	7.08%	4.41%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	4.93%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 179,046,959
Holdings Count | shares	333
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Institutional Class
Trading Symbol	SHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$33	0.66%[2]

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 0.83%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	0.83%	6.74%	7.37%	4.81%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 179,046,959
Holdings Count | shares	333
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class R6
Trading Symbol	SHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$33	0.66%[2]

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 0.78%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.15.17)
Class R6	0.78%	6.78%	7.45%	4.29%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	4.68%

Performance Inception Date	May 15, 2017
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 179,046,959
Holdings Count | shares	333
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class A
Trading Symbol	GILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$36	0.72%[2]

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 1.83%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.83%	6.17%	3.24%	2.65%
Class A (with sales charge)‡	-0.48%	3.80%	2.77%	2.42%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,978,025,825
Holdings Count | shares	675
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class C
Trading Symbol	GILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$74	1.47%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.45%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.45%	5.39%	2.47%	1.88%
Class C (with CDSC)§	0.46%	4.39%	2.47%	1.88%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,978,025,825
Holdings Count | shares	675
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class P
Trading Symbol	GILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$36	0.72%[2]

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 1.79%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	1.79%	6.13%	3.24%	2.63%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.72%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,978,025,825
Holdings Count | shares	675
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Institutional Class
Trading Symbol	GILHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$24	0.47%[2]

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 1.92%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	1.92%	6.40%	3.49%	2.91%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,978,025,825
Holdings Count | shares	675
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class R6
Trading Symbol	GIKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$21	0.42%[2]

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 1.94%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (3.13.19)
Class R6	1.94%	6.45%	3.52%	3.17%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.30%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	2.07%

Performance Inception Date	Mar. 13, 2019
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,978,025,825
Holdings Count | shares	675
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class A
Trading Symbol	GIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$64	1.28%[2]

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 1.84%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.84%	7.12%	5.55%	3.46%
Class A (with sales charge)‡	-2.25%	2.85%	4.70%	2.96%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,232,128,524
Holdings Count | shares	1,017
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class C
Trading Symbol	GIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$102	2.03%[2]

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.51%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.51%	6.40%	4.78%	2.70%
Class C (with CDSC)§	0.51%	5.40%	4.78%	2.70%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,232,128,524
Holdings Count | shares	1,017
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class P
Trading Symbol	GIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$66	1.32%[2]

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 1.81%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	1.81%	7.03%	5.53%	3.53%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,232,128,524
Holdings Count | shares	1,017
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$46	0.91%[2]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 2.01%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	2.01%	7.50%	5.95%	3.85%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,232,128,524
Holdings Count | shares	1,017
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class R6
Trading Symbol	GIOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$46	0.91%[2]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 2.05%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (3.13.19)
Class R6	2.05%	7.50%	5.97%	4.12%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.30%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	2.52%

Performance Inception Date	Mar. 13, 2019
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,232,128,524
Holdings Count | shares	1,017
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class A
Trading Symbol	GIJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$38	0.77%[2]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned -1.22%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.22%	2.05%	-0.10%	1.27%
Class A (with sales charge)‡	-5.15%	-2.00%	-0.91%	0.78%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.31%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 33,072,655
Holdings Count | shares	80
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class C
Trading Symbol	GIJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$75	1.52%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned -1.68%, underperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.68%	1.29%	-0.85%	0.50%
Class C (with CDSC)§	-2.65%	0.30%	-0.85%	0.50%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.31%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 33,072,655
Holdings Count | shares	80
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class P
Trading Symbol	GIJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$38	0.77%[2]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned -1.30%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	-1.30%	1.97%	-0.10%	1.32%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.21%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.44%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 33,072,655
Holdings Count | shares	80
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	GIJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$26	0.52%[2]

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned -1.17%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	-1.17%	2.32%	0.15%	1.52%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.31%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 33,072,655
Holdings Count | shares	80
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class A
Trading Symbol	GIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$38	0.77%[2]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.27%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.27%	5.92%	1.17%	2.47%
Class A (with sales charge)‡	-3.73%	1.68%	0.35%	1.98%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,802,255,417
Holdings Count | shares	1,867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class C
Trading Symbol	GIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$76	1.52%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.10%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.10%	5.13%	0.42%	1.71%
Class C (with CDSC)§	-1.08%	4.13%	0.42%	1.71%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,802,255,417
Holdings Count | shares	1,867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class P
Trading Symbol	GIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$38	0.77%[2]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 0.27%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	0.27%	5.92%	1.17%	2.52%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,802,255,417
Holdings Count | shares	1,867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	GIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$24	0.48%[2]

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 0.42%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	0.42%	6.21%	1.46%	2.78%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,802,255,417
Holdings Count | shares	1,867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class R6
Trading Symbol	GIBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$21	0.43%[2]

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 0.44%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (10.19.16)
Class R6	0.44%	6.31%	1.49%	2.52%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.23%

Performance Inception Date	Oct. 19, 2016
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,802,255,417
Holdings Count | shares	1,867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Ultra Short Duration Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Ultra Short Duration Fund
Class Name	Class A
Trading Symbol	GIYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$29	0.58%[2]

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 2.43%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the Fund's holdings outperformed the Bloomberg U.S. Corporate 1-3yr Bond Index by 0.8%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (11.30.18)
Class A	2.43%	6.14%	3.46%	2.86%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.80%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	2.51%

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 477,653,350
Holdings Count | shares	188
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$477,653,350
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	22.0%
AA	10.1%
A	13.2%
BBB	13.7%
BB	0.8%
NR3	7.8%
Other Instruments	32.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

BX Commercial Mortgage Trust, 6.08%	2.1%
Golub Capital Partners CLO 49M Ltd., 6.09%	1.3%
NYMT Loan Trust, 4.67%	1.3%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.3%
OSAT Trust, 5.12%	1.2%
FS Rialto, 6.23%	1.1%
Corebridge Financial, Inc., 3.50%	1.1%
Fox Corp., 3.05%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.1%
Cerberus Loan Funding XXXV, LP, 6.06%	1.0%
Top 10 Total	12.6%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

BX Commercial Mortgage Trust, 6.08%	2.1%
Golub Capital Partners CLO 49M Ltd., 6.09%	1.3%
NYMT Loan Trust, 4.67%	1.3%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.3%
OSAT Trust, 5.12%	1.2%
FS Rialto, 6.23%	1.1%
Corebridge Financial, Inc., 3.50%	1.1%
Fox Corp., 3.05%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.1%
Cerberus Loan Funding XXXV, LP, 6.06%	1.0%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Ultra Short Duration Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Ultra Short Duration Fund
Class Name	Institutional Class
Trading Symbol	GIYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$17	0.33%[2]

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 2.53%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the Fund's holdings outperformed the Bloomberg U.S. Corporate 1-3yr Bond Index by 0.8%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	2.53%	6.38%	3.73%	2.57%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 477,653,350
Holdings Count | shares	188
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$477,653,350
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 3.31.25

AAA	22.0%
AA	10.1%
A	13.2%
BBB	13.7%
BB	0.8%
NR3	7.8%
Other Instruments	32.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

BX Commercial Mortgage Trust, 6.08%	2.1%
Golub Capital Partners CLO 49M Ltd., 6.09%	1.3%
NYMT Loan Trust, 4.67%	1.3%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.3%
OSAT Trust, 5.12%	1.2%
FS Rialto, 6.23%	1.1%
Corebridge Financial, Inc., 3.50%	1.1%
Fox Corp., 3.05%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.1%
Cerberus Loan Funding XXXV, LP, 6.06%	1.0%
Top 10 Total	12.6%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 3.31.25

BX Commercial Mortgage Trust, 6.08%	2.1%
Golub Capital Partners CLO 49M Ltd., 6.09%	1.3%
NYMT Loan Trust, 4.67%	1.3%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.3%
OSAT Trust, 5.12%	1.2%
FS Rialto, 6.23%	1.1%
Corebridge Financial, Inc., 3.50%	1.1%
Fox Corp., 3.05%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.1%
Cerberus Loan Funding XXXV, LP, 6.06%	1.0%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.